Share-Based Compensation	12 Months Ended
Sep. 30, 2012
Share Based Compensation Abstract
Disclosure Of Compensation Related Costs Share Based Payments Text Block

Note 9.  Share-Based Compensation

Stock Options

The Company's employee stock option plans provide for the granting of incentive and nonqualified stock options to acquire shares of Common Stock to employees at a price not less than the fair market value of the Common Stock on the date the option is granted. Option terms and vesting periods are determined at the date of grant by the Compensation Committee of the board of directors. Employee options generally vest ratably, in equal amounts, over a four-year service period and expire in seven years (ten years for all grants issued prior to February 2008). The Company's non-employee director stock option plans provide for the granting of nonqualified stock options to acquire shares of Common Stock to non-employee directors at the fair market value of the Common Stock on the date of the grant. Non-employee director options vest ratably, in equal amounts, over a three-year service period and expire in ten years.

At September 30, 2012, employee and non-employee director stock options for an additional 20.4 million shares may be granted under the AmerisourceBergen Corporation Equity Incentive Plan.

The estimated fair values of options granted are expensed as compensation on a straight-line basis over the requisite service periods of the awards and are net of estimated forfeitures. The Company estimates the fair values of option grants using a binomial option pricing model. Expected volatilities are based on the historical volatility of the Company's Common Stock and other factors, such as implied market volatility. The Company uses historical exercise data, taking into consideration the optionees' ages at grant date, to estimate the terms for which the options are expected to be outstanding. The Company anticipates that the terms of options granted in the future will be similar to those granted in the past. The risk-free rates during the terms of such options are based on the U.S. Treasury yield curve in effect at the time of grant.

The weighted average fair values of the options granted during the fiscal years ended September 30, 2012, 2011, and 2010 were $6.36, $7.43, and $5.82, respectively. The following assumptions were used to estimate the fair values of options granted:

	Fiscal Year Ended September 30,
	2012	2011	2010
Weighted average risk-free interest rate	0.59%	1.80%	1.76%
Expected dividend yield	1.39%	1.10%	1.14%
Weighted average volatility of common stock	25.63%	26.46%	27.11%
Weighted average expected life of the options	3.69 years	3.83 years	3.84 years

Changes to the above valuation assumptions could have a significant impact on share-based compensation expense. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company recorded stock option expense of $15.4 million, $18.8 million, and $21.7 million, respectively.

A summary of the Company's stock option activity and related information for its option plans for the fiscal year ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(000’s)			(000’s)
Outstanding at September 30, 2011	17,848	$24	5 years
Granted	3,414	$37
Exercised	(4,477)	$20
Forfeited	(699)	$31
Outstanding at September 30, 2012	16,086	$28	5 years	$171,536
Exercisable at September 30, 2012	8,485	$23	4 years	$132,756
Expected to vest after September 30, 2012	6,991	$34	6 years	$34,789

The intrinsic value of stock option exercises during fiscal 2012, 2011, and 2010 was $82.1 million, $118.5 million, and $75.0 million, respectively.

A summary of the status of the Company's nonvested options as of September 30, 2012 and changes during the fiscal year ended September 30, 2012 is presented below:

		Weighted
		Average
		Grant Date
	Options	Fair Value
	(000’s)
Nonvested at September 30, 2011	7,912	$6
Granted	3,414	$6
Vested	(3,034)	$6
Forfeited	(691)	$6
Nonvested at September 30, 2012	7,601	$6

During the fiscal years ended September 30, 2012, 2011, and 2010, the total fair values of options vested were $17.2 million, $18.0 million, and $18.8 million, respectively. Expected future compensation expense relating to the 7.6 million nonvested options outstanding as of September 30, 2012 is $36.0 million, which will be recognized over a weighted average period of 2.5 years.

Restricted Stock and Restricted Stock Units

Restricted shares vest in full after three years. The estimated fair value of restricted shares under the Company's restricted stock plans is determined by the product of the number of shares granted and the grant date market price of the Company's Common Stock. The estimated fair value of restricted shares is expensed on a straight-line basis over the requisite service period of three years. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company recorded restricted stock expense of $9.0 million, $8.5 million, and $7.7 million, respectively.

A summary of the status of the Company's restricted shares as of September 30, 2012 and changes during the fiscal year ended September 30, 2012 is presented below:

		Weighted
		Average
	Restricted	Grant Date
	Shares	Fair Value
	(000’s)
Nonvested at September 30, 2011	1,063	$28
Granted	429	$37
Vested	(343)	$18
Forfeited	(91)	$32
Nonvested at September 30, 2012	1,058	$34

During the fiscal years ended September 30, 2012, 2011, and 2010, the total fair values of restricted shares vested were $6.1 million, $7.3 million, and $9.4 million, respectively. Expected future compensation expense relating to the 1.1 million restricted shares outstanding as of September 30, 2012 is $15.0 million, which will be recognized over a weighted average period of 1.5 years.

Performance Stock Units

Beginning in fiscal 2012, performance stock units were granted to certain executive employees under the Plan, which represent Common Stock potentially issuable in the future. Performance stock units vest at the end of a three-year performance period based on achievement of specific performance goals. Based on the extent to which the targets are achieved, vested shares may range from 0 percent to 150 percent of the target award amount. The fair value of performance stock units is determined by the grant date market price of our Common Stock and the compensation expense associated with nonvested performance stock units is dependent on our periodic assessment of the probability of the targets being achieved and our estimate of the number of shares that will ultimately be issued. During the fiscal year ended September 30, 2012, the Company recognized $1.5 million of compensation expense related to these performance stock units.

Employee Stock Purchase Plan

The stockholders approved the adoption of the AmerisourceBergen 2002 Employee Stock Purchase Plan, under which up to an aggregate of 16,000,000 shares of Common Stock may be sold to eligible employees (generally defined as employees with at least 30 days of service with the Company). Under this plan, the participants may elect to have the Company withhold up to 25% of base salary to purchase shares of the Company's Common Stock at a price equal to 95% of the fair market value of the stock on the last business day of each six-month purchase period. Each participant is limited to $25,000 of purchases during each calendar year. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company acquired 113,692 shares, 106,959 shares, and 220,367 shares, respectively, from the open market for issuance to participants in this plan. As of September 30, 2012, the Company has withheld $1.2 million from eligible employees for the purchase of additional shares of Common Stock.